Share capital - Changes in options (Details) - Stock options	3 Months Ended
Mar. 31, 2020 $ / shares shares
Disclosure of classes of share capital [line items]
Number of options, Options outstanding, beginning | shares	12,908,315
Number of options, Options expired and forfeited | shares	(57,398)
Number of options, Options outstanding, ending | shares	12,850,917
Weighted average exercise price, Options outstanding, beginning | $ / shares	$ 2.07
Weighted average exercise price, Options expired and forfeited | $ / shares	3.06
Weighted average exercise price, Options outstanding, ending | $ / shares	$ 2.06